Share-Based Payments - Summary of Option Activity (Details)	12 Months Ended
	Mar. 31, 2025 shares $ / shares	Mar. 31, 2025 shares $ / shares $ / shares	Mar. 31, 2024 shares $ / shares	Mar. 31, 2024 shares $ / shares $ / shares	Mar. 31, 2025 shares $ / shares	Mar. 31, 2024 shares $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercised (in CAD/USD per option) | $ / shares			$ 2.45
CAD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	2,735,066	2,735,066	3,320,696	3,320,696	2,735,066	3,320,696
CAD | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	3,320,696	3,320,696	3,400,696	3,400,696
Forfeited (in shares)	(105,769)	(105,769)	(57,250)	(57,250)
Expired (in shares)	(479,861)	(479,861)	(22,750)	(22,750)
Ending balance (in shares)	2,735,066	2,735,066	3,320,696	3,320,696
Number of stock options	2,036,314	2,036,314	1,932,064	1,932,064	2,036,314	1,932,064
Beginning balance (in CAD/USD per option) | $ / shares	$ 3.22		$ 3.23
Forfeited (in CAD/USD per option) | $ / shares	3.24		3.32
Expired (in CAD/USD per option) | $ / shares	2.79		3.71
Ending balance (in CAD/USD per option) | $ / shares	3.29		3.22
Exercisable at year end (in CAD/USD per option) | $ / shares	$ 3.31	$ 3.31	$ 3.34	$ 3.34
USD
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of stock options	812,075	812,075	1,016,575	1,016,575	812,075	1,016,575
USD | Long Term Incentive Plan
Disclosure of terms and conditions of share-based payment arrangement [line items]
Beginning balance (in shares)	1,016,575	1,016,575	1,084,175	1,084,175
Forfeited (in shares)	(42,250)	(42,250)	(52,100)	(52,100)
Expired (in shares)	(162,250)	(162,250)	(13,000)	(13,000)
Exercised (in shares)	0	0	(2,500)	(2,500)
Ending balance (in shares)	812,075	812,075	1,016,575	1,016,575
Number of stock options	552,157	552,157	509,525	509,525	552,157	509,525
Beginning balance (in CAD/USD per option) | $ / shares		$ 2.55		$ 2.55
Forfeited (in CAD/USD per option) | $ / shares		2.58		2.44
Expired (in CAD/USD per option) | $ / shares		2.60		3.23
Exercised (in CAD/USD per option) | $ / shares		0		1.67
Ending balance (in CAD/USD per option) | $ / shares		$ 2.53		$ 2.55
Exercisable at year end (in CAD/USD per option) | $ / shares					$ 2.52	$ 2.66